Leases - Additional Information (Details)	Dec. 31, 2023
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	3 years
Operating lease renewal term (in years)	3 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term (in years)	8 years
Operating lease renewal term (in years)	5 years